Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Through our subsidiaries, we provide comprehensive education solutions for domestic and international students interested in university and college degree programs in the United States, Canada, and the United Kingdom. However, we have not yet adopted formal company-wide cybersecurity risk management programs or formal processes for assessing cybersecurity risks that include all our subsidiaries. We understand the importance of managing material risks from cybersecurity threats and are committed, as part of our continuing growth, to implementing and maintaining an adequate information security program to manage such risks and safeguard our systems and data.

We currently manage our cybersecurity risks through a variety of practices that are applicable to users of our information technology and information assets. We and our subsidiaries use a combination of technology, policies, training, and monitoring to promote security awareness and prevent security incidents, but these practices and policies have not been implemented consistently or company-wide (i.e., across all entities falling within our corporate structure).

While certain of our subsidiaries have implemented more robust systems and practices specific to their industries, EpicQuest Education Group International Limited, at the parent level, has as of the date of this report managed cybersecurity risks by utilizing commercially available anti-virus software on company computers, utilizing cloud-based systems and software offered by major software and computer systems providers for Company records, and have engaged in-house information technology staff to manage and maintain the Company’s computer systems.

We believe that we have limited exposure to cyber threats other than emails and project data storage. Financial transactions are enabled through well-stablished financial institutions.

Our board of directors oversees cybersecurity risk as part of its role of overseeing enterprise-wide risk.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

We currently manage our cybersecurity risks through a variety of practices that are applicable to users of our information technology and information assets. We and our subsidiaries use a combination of technology, policies, training, and monitoring to promote security awareness and prevent security incidents, but these practices and policies have not been implemented consistently or company-wide (i.e., across all entities falling within our corporate structure).

Cybersecurity Risk Board of Directors Oversight [Text Block]

We currently manage our cybersecurity risks through a variety of practices that are applicable to users of our information technology and information assets. We and our subsidiaries use a combination of technology, policies, training, and monitoring to promote security awareness and prevent security incidents, but these practices and policies have not been implemented consistently or company-wide (i.e., across all entities falling within our corporate structure).

While certain of our subsidiaries have implemented more robust systems and practices specific to their industries, EpicQuest Education Group International Limited, at the parent level, has as of the date of this report managed cybersecurity risks by utilizing commercially available anti-virus software on company computers, utilizing cloud-based systems and software offered by major software and computer systems providers for Company records, and have engaged in-house information technology staff to manage and maintain the Company’s computer systems.